GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of goodwill

Goodwill consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance	331	331
Addition(1)	—	10,729
Ending balance	331	11,060

(1)
Represent the goodwill resulted from business combination in 2025. The Group acquired another company for USD2,900 and RMB12,000, primarily to support its existing learning service.